TAX EXPENSE (Details) (USD $)	12 Months Ended																		36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong	Dec. 31, 2009 Hong Kong	Dec. 31, 2011 Singapore	Dec. 31, 2010 Singapore	Dec. 31, 2011 Switzerland	Dec. 31, 2010 Switzerland	Dec. 31, 2011 Luxembourg	Dec. 31, 2011 United States	Dec. 31, 2010 United States	Dec. 31, 2011 Japan	Dec. 31, 2010 Japan	Dec. 31, 2011 PRC	Dec. 31, 2009 PRC	Dec. 31, 2011 PRC HNTE	Dec. 31, 2011 PRC HNTE	Dec. 31, 2011 Germany	Dec. 31, 2010 Germany	Dec. 31, 2011 Italy	Dec. 31, 2010 Italy	Dec. 31, 2011 Spain	Dec. 31, 2010 Spain
TAX EXPENSE
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	17.00%	17.00%	27.80%		27.80%	40.00%	40.00%	40.00%	40.00%	25.00%				32.90%	32.90%	31.40%	31.40%	30.00%	30.00%
Additional income tax expense on taxable profit arising from revocation of previous approval for tax holiday																	$ 6,513,160
Preferential tax rate (as a percent)									7.65%	10.12%								15.00%	15.00%
Capital gains tax rate from disposal of projects (as a percent)											0.00%